COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Components of cost of sales

	Years ended December 31,
	2019	2018
Operating costs[1]	$672.0	$662.2
Royalties	48.6	46.5
Depreciation expense[2]	275.1	265.4
	$995.7	$974.1

1	Operating costs include mine production, transport and smelter costs, and site administrative expenses.

2	Depreciation expense excludes depreciation related to Corporate assets, which is included in General and administrative expenses.